Analysis of Financial Assets and Liabilities by Measurement Basis (Tables)	12 Months Ended
Mar. 31, 2018
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Carrying Amounts of Financial Assets and Liabilities by Category and Line Item

The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statement of financial position.

	At March 31, 2018
	Financial assets and liabilities at fair value through profit or loss	Held-to-maturity investments	Loans and receivables	Available-for-sale financial assets	Financial liabilities measured at amortized cost	Total
	(In millions)
Financial assets:
Cash and deposits with banks(1)	¥4,773	¥—	¥54,691,296	¥—	¥—	¥54,696,069
Call loans and bills bought	—	—	1,881,880	—	—	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	—	—	8,491,703	—	—	8,491,703
Trading assets	3,169,123	—	—	—	—	3,169,123
Derivative financial instruments	3,885,271	—	—	—	—	3,885,271
Financial assets at fair value through profit or loss	1,547,672	—	—	—	—	1,547,672
Investment securities(1)	2,588	372,459	—	20,120,028	—	20,495,075
Loans and advances(1)	3,169	—	85,125,901	—	—	85,129,070
Other financial assets(2)	—	—	3,598,642	—	—	3,598,642
Financial assets included in assets held for sale	1,693	—	3,098,196	108,882	—	3,208,771

Total	¥8,614,289	¥372,459	¥156,887,618	¥20,228,910	¥—	¥186,103,276

Financial liabilities:
Deposits(1)	¥13,929	¥—	¥—	¥—	¥128,447,598	¥128,461,527
Call money and bills sold	—	—	—	—	1,190,929	1,190,929
Repurchase agreements and cash collateral on securities lent	—	—	—	—	12,022,593	12,022,593
Trading liabilities	2,143,899	—	—	—	—	2,143,899
Derivative financial instruments	3,498,016	—	—	—	—	3,498,016
Borrowings(1)	1,198	—	—	—	10,651,283	10,652,481
Debt securities in issue(1)	(7,635)	—	—	—	10,576,752	10,569,117
Other financial liabilities(2)	—	—	—	—	6,691,042	6,691,042
Financial liabilities included in liabilities directly associated with the assets held for sale	5,971	—	—	—	3,371,556	3,377,527

Total	¥5,655,378	¥—	¥—	¥—	¥172,951,753	¥178,607,131

	At March 31, 2017
	Financial assets and liabilities at fair value through profit or loss	Held-to-maturity investments	Loans and receivables	Available-for-sale financial assets	Financial liabilities measured at amortized cost	Total
	(In millions)
Financial assets:
Cash and deposits with banks(1)	¥5,511	¥—	¥47,324,644	¥—	¥—	¥47,330,155
Call loans and bills bought	—	—	1,872,209	—	—	1,872,209
Reverse repurchase agreements and cash collateral on securities borrowed	—	—	8,924,385	—	—	8,924,385
Trading assets	3,776,671	—	—	—	—	3,776,671
Derivative financial instruments	4,063,982	—	—	—	—	4,063,982
Financial assets at fair value through profit or loss	1,599,093	—	—	—	—	1,599,093
Investment securities(1)	1,251	1,173,419	—	17,899,267	—	19,073,937
Loans and advances(1)	3,474	—	95,270,371	—	—	95,273,845
Other financial assets(2)	—	—	3,424,591	—	—	3,424,591

Total	¥9,449,982	¥1,173,419	¥156,816,200	¥17,899,267	¥—	¥185,338,868

Financial liabilities:
Deposits(1)	¥20,365	¥—	¥—	¥—	¥130,274,925	¥130,295,290
Call money and bills sold	—	—	—	—	2,088,020	2,088,020
Repurchase agreements and cash collateral on securities lent	—	—	—	—	9,424,506	9,424,506
Trading liabilities	2,071,584	—	—	—	—	2,071,584
Derivative financial instruments	3,889,694	—	—	—	—	3,889,694
Borrowings(1)	654	—	—	—	12,245,289	12,245,943
Debt securities in issue(1)	2,232	—	—	—	11,163,391	11,165,623
Other financial liabilities(2)	—	—	—	—	7,201,137	7,201,137

Total	¥5,984,529	¥—	¥—	¥—	¥172,397,268	¥178,381,797

(1)	Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statement of financial position, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the line of the host contract.
(2)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.